Results for the Year (Tables)	12 Months Ended
Dec. 31, 2020
Results for the Year
Schedule of staff costs

	Year ended December 31,
	2020	2019	2018
	USD ‘000	USD ‘000	USD ‘000
Compensation to all personnel of the Group, including key management
Wages and salaries (a) (b)	852	825	1,123
Social taxes and benefits	39	46	27
Share-based payments (Note 3.3)	334	2,145	6,170
Total	1,225	3,016	7,320
Staff costs are included in the statement of profit or loss as follows:
Research and development costs	96	664	1,721
General and administrative costs	1,129	2,352	5,599
Total	1,225	3,016	7,320

Compensation to key management personnel of the Group (b)
Wages and salaries (c)	363	324	342
Share-based payments (Note 3.3)	259	1,266	3,088
Total compensation paid to key management personnel	622	1,590	3,430
(a)

As discussed in more detail in Note 3.3, certain amounts were paid to Group personnel that were deemed to be the repurchase of equity awards, accounted for as a reduction of shareholders’ equity and excluded from the amounts disclosed herein. For each of the years ended December 31, 2020, 2019 and 2018, such amounts paid to Group personnel amounted to $147,000,  $354,000 and $432,000, respectively.

(b)	Key management consists of the Company’s Chief Executive Officer.
(c)

As discussed in more detail in Note 3.3, during each of the years ended December 31, 2020, 2019 and 2018, certain amounts were paid to key management that were deemed to be the repurchase of equity awards, accounted for as a reduction of shareholders’ equity and excluded from the amounts disclosed herein. For the years ended December 31, 2020, 2019 and 2018, such amounts paid to key management amounted to $105,000,  $253,000 and $265,000, respectively.

Schedule of amount paid to holders of June 2017 options

	Year Ended December 31,
	2020	2019	2018
	EUR ‘000	EUR ‘000	EUR ‘000
Total paid in EUR in accordance with June 2017 Award Adjustment	248	596	650
	USD ‘000	USD ‘000	USD ‘000
USD equivalent converted at the prevailing conversion rate	278	670	761

Summary of the activity for equity awards in the form of options and warrants and the weighted average exercise price (WAEP):

	Share Options and Warrants
	Key	Employees	Non-
	Management	and	Employee	Total
	Personnel (a)	Consultants	Consultants	Awards	WAEP
	No. ‘000	No. ‘000	No. ‘000	No. ‘000
Outstanding at January 1, 2018	4,196	4,999	4,996	14,191	$3.45
Granted	—	7	—	7	$1.40
Exercised	(123)	(583)	—	(706)	Nil
Expired	(333)	(179)	—	(512)	Nil
Outstanding at December 31, 2018	3,740	4,244	4,996	12,980	$3.77
Granted	—	7	—	7	$0.60
Expired	—	(89)	—	(89)	Nil
Outstanding at December 31, 2019	3,740	4,162	4,996	12,898	$3.80
Exercised	(379)	(840)	—	(1,219)	Nil
Expired or forfeited	—	(241)	(4,996)	(5,237)	$8.10
Outstanding at December 31, 2020 (b)	3,361	3,081	—	6,442	$1.02
Exercisable at December 31, 2020	3,356	3,078	—	6,434
(a) Includes current and former key management and current and former members of the board of directors.
(b) See Note 6.3 regarding options and warrants exercised subsequent to December 31, 2020.

Summary of range of exercise prices

	As of December 31,
Range of exercise prices (per share)	2020	2019	2018
	No. ‘000	No. ‘000	No. ‘000
$0.0017	4,910	6,318	6,407
$0.60 to $1.26	141	193	186
$2.24 to $2.83	120	2,618	2,618
$3.77	674	674	674
$4.51 to $6.92	597	597	597
$14.13	—	2,498	2,498
Total	6,442	12,898	12,980

Summary of the inputs to the model used to value key management, employee and consultant equity awards as well as the average fair value per option or warrant awarded or modified

Year ended December 31, 2019
Dividend yield (%)	Zero
Expected volatility (%)	85
Risk-free interest rate (%)	2.3
Expected life of the equity award (years)	3
Share price	0.60 USD
Exercise price	0.60 USD
Model used	Black-Scholes
Basis for determination of share price	Quote on Nasdaq
Average fair value per option or warrant granted	0.33 USD

Year ended December 31, 2018
Dividend yield (%)	Zero
Expected volatility (%)	73 – 86
Risk-free interest rate (%)	2.8 to 2.9
Expected life of the equity award (years)	2.3 to 3.3
Share price	0.53 USD to 1.30 USD
Exercise price	1.40 USD to 3.77 USD
Model used	Black-Scholes
Basis for determination of share price	Quote on Nasdaq
Average fair value per option or warrant granted	0.21 USD

Summary of deferred share activity

	Deferred Shares
	Key	Employees
	Management	and	Total
	Personnel (a)	Consultants	Awards
	No. ‘000	No. ‘000	No. ‘000
Outstanding at January 1, 2018 and December 31, 2018 (b)	406	294	700
Forfeited	(50)	(50)	(100)
Outstanding at December 31, 2019	356	244	600
Exercised	—	(194)	(194)
Outstanding at December 31, 2020 (c)	356	50	406
Exercisable at December 31, 2020	316	10	326

(a)Includes current and former key management and current and former members of the board of directors. Also see Note 6.1.

(b)	There were no deferred shares issued, exercised or forfeited during the year ended December 31, 2018
(c)	At December 31, 2020, each deferred share has an exercise price of 0.01 DKK or $0.0017 based on the December 31, 2020 exchange rate.

Summary of share-based compensation expense included within operating results

	Year Ended December 31,
	2020	2019	2018
	USD ‘000	USD ‘000	USD ‘000
Research and development costs	63	625	1,547
General and administrative costs	271	1,520	4,623
Total	334	2,145	6,170

Schedule of major components of income tax benefit (expense)

	Year Ended December 31,
	2020	2019	2018
	USD ‘000	USD ‘000	USD ‘000
Current income tax benefit	—	—	161
Deferred income tax benefit	—	—	43
Total income tax benefit	—	—	204

Schedule of income tax benefit (expense) reconciliation

	2020	2019	2018
	USD ‘000	USD ‘000	USD ‘000
Loss before tax	(6,449)	(4,221)	(8,926)
Tax benefit at the Company’s statutory income tax rate (1)	1,419	929	1,964
Adjustments:
Non-deductible expenses for tax purposes	(6)	—	(2)
Effect of higher tax rate in Germany (2)	(6)	(6)	(7)
Unrecognized deferred tax assets	(1,407)	(923)	(1,912)
Adjustment related to prior year	—	—	161
Income tax benefit reported in the statement of profit or loss	—	—	204
Effective tax rate	0.0%	0.0%	2.3%
(1)	The statutory Danish tax rate for each of the years presented is 22%.
(2)	The statutory German tax rate for each of the years presented is 31.9%.

Schedule of unrecognized deferred tax assets

	2020	2019
	USD ‘000	USD ‘000
Tax effect of tax loss carry forwards	7,997	5,770
Share-based payments	480	631
Other	7	6
Unrecognized deferred tax assets	8,484	6,407

Schedule of unrecognized deductible temporary difference

	Denmark			Germany
	2020	2019	2018	2020	2019	2018
	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000
Unused tax losses	15,091	6,768	4,276	14,646	13,409	13,793
Other temporary differences primarily share-based payments	2,215	2,896	2,107	—	—	—

Schedule of the tax years that remain open for audit by the Danish, German, and United States tax authorities

As of December 31, 2020, the tax years that remain open for audit by the Danish, German, and United States tax authorities are as follows:

Years
Denmark	2015 through 2020
Germany	2013 through 2020
United States	2015 through 2020

Schedule of net loss per share attributable to ordinary shareholders

	2020	2019	2018
	USD	USD	USD
Net loss attributable to ordinary shareholders of the Company used for computing basic and diluted net loss per share	(6,449)	(4,221)	(8,722)
Weighted average number of ordinary shares used for basic and diluted per share amounts	95,997	95,074	94,671
Net loss per share basic and diluted	(0.07)	(0.04)	(0.09)